UNITED STATES
		      SECURITIES AND EXCHANGE COMMISSION
			     WASHINGTON, D.C. 20549
				  FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ending: September 30, 2002 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:            Mountain Pacific Investment Advisers, Inc.
     Address:         877 Main St., Suite 704
                      Boise, ID 83702
     13F File Number: 28-07234

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Rod MacKinnon
Title:   Secretary/Treasurer
Phone:   208-336-1422
Signature,		Place,			and Date of Signing:
Roderick MacKinnon	Boise, Idaho		November 4, 2002

Report Type (Check only one.):      [X]   13F HOLDING REPORT
				    [ ]   13F NOTICE
				    [ ]   13F COMBINATION REPORT
List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    76
Form 13F Information Table Value Total:    $287,512
List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     2702 66892.00 SH       SOLE                 66892.00
Acxiom Corp                    COM              005125109     1919 135350.00SH       SOLE                135350.00
Affiliated Computer Services I COM              008190100    13412 315200.00SH       SOLE                315200.00
Albertson's Inc                COM              013104104      226  9336.00 SH       SOLE                  9336.00
AmSouth Bancorporation         COM              032165102     2176 104900.00SH       SOLE                104900.00
Apogent Technologies, Inc      COM              03760A101     1237 66300.00 SH       SOLE                 66300.00
AptarGroup Inc                 COM              038336103     8692 323500.00SH       SOLE                323500.00
Arrow Electronics, Inc         COM              042735100     1346 106600.00SH       SOLE                106600.00
BISYS Group Inc                COM              055472104     5414 324000.00SH       SOLE                324000.00
BJ's Wholesale Club, Inc       COM              15548J106     2548 134050.00SH       SOLE                134050.00
Baldor Electric                COM              057741100     5381 281715.00SH       SOLE                281715.00
Bank of America Corp           COM              060505104      210  3285.00 SH       SOLE                  3285.00
Beckman Coulter Inc            COM              075811109     5689 147000.00SH       SOLE                147000.00
Biomet, Inc                    COM              090613100     6809 255673.00SH       SOLE                255673.00
C R Bard                       COM              067383109     5490 100500.00SH       SOLE                100500.00
CDW Computer Centers Inc.      COM              125129106      644 15200.00 SH       SOLE                 15200.00
Certegy                        COM              156880106     3646 181390.00SH       SOLE                181390.00
Charles River Laboratories     COM              159864107      997 25400.00 SH       SOLE                 25400.00
Charter One Financial          COM              160903100     3963 133337.25SH       SOLE                133337.25
Chevron Texaco Corp            COM              166764100      823 11878.00 SH       SOLE                 11878.00
Cintas Corp                    COM              172908105     4845 115575.00SH       SOLE                115575.00
Compass Bancshares Inc         COM              20449H109     5221 177050.00SH       SOLE                177050.00
Conmed Corp                    COM              207410101     2605 129300.00SH       SOLE                129300.00
Costco Wholesale Corp          COM              22160K105      524 16197.00 SH       SOLE                 16197.00
Danaher Corp                   COM              235851102    15249 268227.00SH       SOLE                268227.00
Donaldson Co                   COM              257651109    11638 339000.00SH       SOLE                339000.00
Dyersburg Corp                 COM              267575108        0 10000.00 SH       SOLE                 10000.00
Edwards Lifesciences           COM              28176E108     1309 51160.00 SH       SOLE                 51160.00
Electronic Data Systems Corp   COM              285661104      426 30480.00 SH       SOLE                 30480.00
Entercom Communications Corp   COM              293639100     1435 30300.00 SH       SOLE                 30300.00
Equifax Inc                    COM              294429105     5824 267882.00SH       SOLE                267882.00
Expeditors International       COM              302130109      992 35500.00 SH       SOLE                 35500.00
Exxon Mobil Corp               COM              30231G102     1150 36060.35 SH       SOLE                 36060.35
Family Dollar Stores           COM              307000109     3738 139050.00SH       SOLE                139050.00
Fifth Third Bancorp            COM              316773100     2390 39033.00 SH       SOLE                 39033.00
First Data Corp                COM              319963104    14887 532634.00SH       SOLE                532634.00
Fiserv, Inc                    COM              337738108    13938 496383.00SH       SOLE                496383.00
G&K Services, Inc              COM              361268105     1219 36000.00 SH       SOLE                 36000.00
General Electric Co            COM              369604103      318 12908.00 SH       SOLE                 12908.00
Genzyme Corp                   COM              372917104     1487 72150.00 SH       SOLE                 72150.00
Health Management Associates I COM              421933102     2542 125700.00SH       SOLE                125700.00
Idex Corp                      COM              45167R104     6757 236670.00SH       SOLE                236670.00
Intel Corp                     COM              458140100      158 11352.00 SH       SOLE                 11352.00
International Business Machine COM              459200101      745 12768.00 SH       SOLE                 12768.00
Johnson & Johnson              COM              478160104      214  3958.00 SH       SOLE                  3958.00
Jones Apparel Group Inc        COM              480074103     2958 96350.00 SH       SOLE                 96350.00
Keane Inc                      COM              486665102     1111 164580.00SH       SOLE                164580.00
Kroger Co                      COM              501044101      645 45750.00 SH       SOLE                 45750.00
Littelfuse Inc                 COM              537008104      841 50000.00 SH       SOLE                 50000.00
Medimmune Inc                  COM              584699102      356 17000.00 SH       SOLE                 17000.00
Merck & Co                     COM              589331107     1318 28842.00 SH       SOLE                 28842.00
National City Corp             COM              635405103     8366 293250.00SH       SOLE                293250.00
National Commerce Financial Co COM              63545P104      614 24500.00 SH       SOLE                 24500.00
North Fork Bancorp             COM              659424105    16862 445617.00SH       SOLE                445617.00
Pactiv Corp                    COM              695257105     1856 112800.00SH       SOLE                112800.00
Patterson Dental Company       COM              703412106     4174 81550.00 SH       SOLE                 81550.00
Pfizer Inc                     COM              717081103     1787 61570.00 SH       SOLE                 61570.00
Pinnacle West Capital Corp     COM              723484101     1760 63400.00 SH       SOLE                 63400.00
Quest Diagnostics Inc          COM              74834L100     6890 111975.00SH       SOLE                111975.00
Robert Half International Inc  COM              770323103     2464 155250.00SH       SOLE                155250.00
Teleflex Inc                   COM              879369106    14536 318912.00SH       SOLE                318912.00
U.S. Bancorp                   COM              902973304    11221 603943.00SH       SOLE                603943.00
Universal Health Services      COM              913903100    10578 206800.00SH       SOLE                206800.00
Viacom Inc Cl B                COM              925524308     1061 26169.00 SH       SOLE                 26169.00
Viad Corp                      COM              92552R109     2121 103800.00SH       SOLE                103800.00
Washington Mutual Inc          COM              939322103      302  9604.55 SH       SOLE                  9604.55
Waters Corp                    COM              941848103     3176 130950.00SH       SOLE                130950.00
Wells Fargo & Company          COM              949746101      305  6326.00 SH       SOLE                  6326.00
Westamerica Bancorp            COM              957090103     2276 56500.00 SH       SOLE                 56500.00
Whole Foods Market Inc         COM              966837106     4340 101300.00SH       SOLE                101300.00
Wyeth                          COM              983024100      452 14200.00 SH       SOLE                 14200.00
Zimmer Holdings Inc            COM              98956P102     2896 75540.00 SH       SOLE                 75540.00
Zions Bancorporation           COM              989701107     8588 197300.00SH       SOLE                197300.00
Franklin Templeton, Oregon Tax COM              354723785      224 18874.4200SH      SOLE               18874.4200
Lord Abbett Affiliated Fund Cl COM              544001100      291 29152.4670SH      SOLE               29152.4670
MFS Charter Income Trust       COM              552727109      211 25000.0000SH      SOLE               25000.0000
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